Leases - Narrative (Details) $ in Thousands	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) lease	Mar. 31, 2022 USD ($)	May 01, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Lease renewal term (in years)	5 years			60 months
Lessee, Finance Lease, Number Of Leases | lease	0
Weighted-average remaining term (in years)	9 years 3 months 18 days
Net present value of operating lease liabilities	7.90%
Right-of-use asset obtained in exchange for operating lease liability	$ 5,200
Operating lease payments	179			$ 500
Operating lease expense	202	$ 140		600
Finance Lease, Liability				$ 0
Lessee, Operating Lease, Facility Sharing Arrangement, Average Monthly Fee			$ 43		$ 42
Amprius Holdings
Lessee, Lease, Description [Line Items]
Operating lease payments	$ 86